Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Convertible Promissory Notes And The Retained Class C Ordinary Shares Converted Into Class A Ordinary Shares

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2018	—	—
Issuance of Class C ordinary shares	9,011,510	218,050
Interest accrued at effective interest rate	49,378	—
Exchange differences	(125,395)	—

Carrying value as of December 31, 2018	8,935,493	218,050

Issuance of Class C ordinary shares	530,030	11,956
Interest accrued at effective interest rate	636,835	—
Exchange differences	156,540	—

Carrying value as of December 31, 2019	10,258,898	230,006

C-round restructuring of Class C ordinary shares	(10,162,990)	(219,738)
Interest accrued at effective interest rate	534,686	—
Exchange differences	(262,678)	—
Conversion of Class C ordinary shares to ordinary shares upon IPO	(367,916)	(10,268)

Carrying value as of December 31, 2020	—	—